CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ 10,571	$ (5,234)	$ 41,288
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,679	2,454	2,061
Goodwill impairment	0	0	139
Loss (gain) from sale of investment	(715)	14	(186)
Bad debt expense (recovery)	544	409	864
Deferred income taxes	(57)	(120)	(292)
Equity loss from investment in affiliates	0	226	983
Stock-based compensation	911	513	350
Changes in assets and liabilities:
Accounts receivable	(15,682)	(1,229)	(23,280)
Receivable from related party	0	0	2,200
Prepaid expenses and other current assets	2,929	5,316	1,442
Deposits	2,126	(4,545)	0
Other assets	0	550	(112)
Accounts payable	(2,256)	3,019	2,321
Accrued expenses and other current liabilities	8,287	3,554	9,400
VAT payable	2,802	2,668	(4,793)
Income taxes payable	386	16	5,745
Operating lease accounts, net	(93)	(468)	(1,919)
Other liabilities	(8,043)	(9,254)	17,172
Net cash provided by (used in) operating activities	4,389	(2,111)	53,383
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,551)	(1,746)	(1,434)
Purchase of company in Sweden	0	0	(150)
Capitalization of software costs	(86)	(1,355)	(1,040)
Proceeds from sale of property and equipment	0	4	79
Proceeds from sale of investments	785	0	200
Purchase of investments	0	(45)	(68)
Deposits (withdraws) regarding Employees severance	229	454	(4)
Net cash used in investing activities	(623)	(2,688)	(2,417)
CASH FLOW FROM FINANCING ACTIVITIES:
Loans received	2,853	0	0
Loans repaid	(2,853)	0	0
Withdraws (repayments) under lines of credit, net	83	(64)	(7,230)
Withdraws (repayments) of convertible notes payable to a related party	110	(88)	(8)
Net cash provided by (used in) financing activities	193	(152)	(7,238)
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS	1,106	(2,539)	(1,350)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, RESTRICTED CASH AND DEPOSITS	5,065	(7,490)	42,378
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS BEGINNING OF YEAR	95,962	103,452	61,074
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS END OF YEAR	101,027	95,962	103,452
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Additional Payment For Shares Issued In Previous Years	1,214	0	0
Commitment to purchase shares from certain directors and officers	(1,518)	0	0
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES Cash paid during the year for:
Interest	1,063	80	152
Income taxes	$ 6,009	$ 1,895	$ 2,175